Commitments and contingencies (Details 1) - Financial Institutions [Member] - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Credit limit	₩ 70,000		₩ 70,000		₩ 70,000
Borrowings amount	6,241		21,069		22,614
KYOBO Securities Co., Ltd [Member]
IfrsStatementLineItems [Line Items]
Credit limit	40,000		40,000		40,000
Borrowings amount
Shinhan Card Co., Ltd. [Member]
IfrsStatementLineItems [Line Items]
Credit limit	30,000	[1],[2]	30,000	[3],[4]	30,000	[3]
Borrowings amount	₩ 6,241	[1],[2]	₩ 21,069	[3],[4]	₩ 22,614	[3]

[1]	The Company provides current portion of long-term bank deposit as collateral for the borrowing.
[2]	The Company provides long-term bank deposit as collateral for the borrowing.
[3]	The Company provides Long-term bank deposit as collateral for the borrowing.
[4]	The Company provides current portion of long-term bank deposit as collateral for the borrowing.